Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified			0 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 21, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Nov. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Mar. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2010 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Mar. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2010 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 12 1/2% Senior Notes Due 2016 [Member]	Dec. 31, 2010 12 1/2% Senior Notes Due 2016 [Member]	Nov. 25, 2011 8% Senior Notes Due 2012 [Member]	Dec. 31, 2010 8% Senior Notes Due 2012 [Member]	Dec. 31, 2011 8% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Senior secured notes			$ 20.0		$ 44.1		$ 186.2	$ 375.0	$ 134.8		$ 25.5	$ 246.6
Senior notes													150.6	150.6		68.0
Other, net of unamortized discounts	(2.6)	(16.2)
Total	359.7	824.0
Less - current maturities	0.9	0.8
Total long-term debt	$ 358.8	$ 823.2
Interest rate of the debt instruments							12.75%	12.75%			14.25%	14.25%	12.50%	12.50%	8.00%	8.00%	8.00%
Maturity year of the debt instruments			2014	2014	2014	2014	2014		2015	2015	2015	2015	2016	2016	2012	2012